Note 11 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Vessels held for sale, impairment loss	$ 121,165
Fair Value, Nonrecurring [Member] | Vessels [Member]
Vessel held for sale	3,873,406
Vessels held for sale, impairment loss	121,165
Fair Value, Nonrecurring [Member] | Vessels [Member] | Fair Value, Inputs, Level 1 [Member]
Vessel held for sale
Fair Value, Nonrecurring [Member] | Vessels [Member] | Fair Value, Inputs, Level 2 [Member]
Vessel held for sale	3,873,406
Fair Value, Nonrecurring [Member] | Vessels [Member] | Fair Value, Inputs, Level 3 [Member]
Vessel held for sale